Operating Leases (Details) - Schedule of Supplemental Disclosure Related to Operating Leases - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating Leases (Details) - Schedule of Supplemental Disclosure Related to Operating Leases [Line Items]
Operating cash flows for operating leases	¥ 2,139,410	¥ 2,810,619
Weighted average remaining lease term of operating leases (years)	1 year 2 months 1 day		1 year 7 months 24 days
Weighted average discount rate of operating leases	6.24%		6.24%